Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000093655
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year TIPS Bond ETF
Trading Symbol	STIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-5 Year TIPS Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year TIPS Bond ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.21%	7.96%	4.04%	2.85%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	1.56
ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index...
	4.21	7.93	4.02	2.85

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 11,961,923,285
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$11,961,923,285
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
19.2%
1-2 Years...
20.0
2-3 Years...
22.7
3-4 Years...
21.9
4-5 Years...
16.2
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/29...
5.5%
2.13%, 04/15/29...
5.4
2.38%, 10/15/28...
5.3
1.25%, 04/15/28...
5.1
1.63%, 10/15/27...
5.1
0.38%, 07/15/25...
4.9
0.13%, 04/15/27...
4.9
0.13%, 10/15/26...
4.8
0.50%, 01/15/28...
4.5
0.13%, 10/15/25...
4.5

Footnote	Description
Footnote(a)	Excludes money market funds.

C000141927
Shareholder Report [Line Items]
Fund Name	iShares Core Total USD Bond Market ETF
Trading Symbol	IUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core Total USD Bond Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Total USD Bond Market ETF	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.53%	8.11%	(0.02)%	1.83%
Bloomberg U.S. Universal Index...
	2.53	8.14	(0.00)	1.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 33,184,983,923
Holdings Count | Holding	16,927
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$33,184,983,923
Number of Portfolio Holdings...
16,927
Portfolio Turnover Rate...
37%

Holdings [Text Block]

Credit quality allocation

Portfolio composition

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
54.1%
Aa...
4.0
A...
11.6
Baa...
12.5
Ba...
2.8
B...
2.3
Caa...
0.9
Ca...
0.1
C...
0.0Footnote Reference(b)
Not Rated...
11.7
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
39.4%
Corporate Bonds...
31.0
U.S. Government Sponsored Agency Securities...
22.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
2.9
Non-Agency Mortgage-Backed Securities...
0.6
Municipal Bonds...
0.4
Asset-Backed Securities...
0.3
Common Stocks...
0.0Footnote Reference(b)
Preferred Securities...
0.0Footnote Reference(b)
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000234589
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2028 Term High Yield and Income ETF
Trading Symbol	IBHH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2028 Term High Yield and Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.01%	8.25%	4.29%
Bloomberg U.S. Universal Index...
	2.53	8.14	0.54
Bloomberg 2028 Term High Yield and Income Index...
	2.23	8.72	4.54

Performance Inception Date	Mar. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 220,315,677
Holdings Count | Holding	314
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$220,315,677
Number of Portfolio Holdings...
314
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.1%
Ba...
36.0
B...
50.5
Caa...
10.2
Not Rated...
1.4
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
Uniti Group LP, 10.50%, 02/15/28...
1.5%
CCO Holdings LLC, 5.00%, 02/01/28...
1.2
Tenet Healthcare Corp., 6.13%, 10/01/28...
1.2
Venture Global LNG, Inc., 8.13%, 06/01/28...
1.1
TransDigm, Inc., 6.75%, 08/15/28...
1.0
Organon & Co., 4.13%, 04/30/28...
1.0
Sirius XM Radio LLC, 4.00%, 07/15/28...
0.9
Olympus Water US Holding Corp., 9.75%, 11/15/28...
0.9
Tenneco, Inc., 8.00%, 11/17/28...
0.9
United Rentals North America, Inc., 4.88%, 01/15/28...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000234590
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2029 Term High Yield and Income ETF
Trading Symbol	IBHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2029 Term High Yield and Income ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	0.84%	7.69%	3.85%
Bloomberg U.S. Universal Index...
	2.53	8.14	0.54
Bloomberg 2029 Term High Yield and Income Index...
	0.89	7.88	3.95

Performance Inception Date	Mar. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 156,323,673
Holdings Count | Holding	451
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$156,323,673
Number of Portfolio Holdings...
451
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.5%
Ba...
34.9
B...
43.2
Caa...
16.2
Not Rated...
2.7
Short-Term and Other Assets...
2.5
SecurityFootnote Reference(a)	Percent of Net Assets
EchoStar Corp., 10.75%, 11/30/29...
1.8%
Medline Borrower LP, 3.88%, 04/01/29...
1.3
Cloud Software Group, Inc., 6.50%, 03/31/29...
1.3
Cloud Software Group, Inc., 9.00%, 09/30/29...
1.2
Venture Global LNG, Inc., 9.50%, 02/01/29...
1.0
American Airlines, Inc., 5.75%, 04/20/29...
0.9
TransDigm, Inc., 6.38%, 03/01/29...
0.9
Medline Borrower LP, 5.25%, 10/01/29...
0.7
Neptune Bidco US, Inc., 9.29%, 04/15/29...
0.7
Rakuten Group, Inc., 9.75%, 04/15/29...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243158
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2030 Term High Yield and Income ETF
Trading Symbol	IBHJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2030 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2030 Term High Yield and Income ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	1.49%	7.93%	8.82%
Bloomberg U.S. Universal Index...
	2.53	8.14	4.60
Bloomberg 2030 Term High Yield and Income Index...
	1.54	8.16	8.97

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 55,582,224
Holdings Count | Holding	250
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$55,582,224
Number of Portfolio Holdings...
250
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Ba...
42.2%
B...
42.0
Caa...
10.5
Not Rated...
2.7
Short-Term and Other Assets...
2.6
SecurityFootnote Reference(a)	Percent of Net Assets
HUB International Ltd., 7.25%, 06/15/30...
1.8%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30...
1.6
CCO Holdings LLC, 4.75%, 03/01/30...
1.5
EMRLD Borrower LP, 6.63%, 12/15/30...
1.5
1011778 BC ULC, 4.00%, 10/15/30...
1.4
CCO Holdings LLC, 4.50%, 08/15/30...
1.3
DaVita, Inc., 4.63%, 06/01/30...
1.3
Nissan Motor Co. Ltd., 4.81%, 09/17/30...
1.2
AthenaHealth Group, Inc., 6.50%, 02/15/30...
1.2
EchoStar Corp., 6.75%, 11/30/30...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257911
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2032 Term High Yield and Income ETF
Trading Symbol	IBHL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2032 Term High Yield and Income ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2032 Term High Yield and Income ETF	$3Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 3	[6]
Expense Ratio, Percent	0.35%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 11,184,479
Holdings Count | Holding	165
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$11,184,479
Number of Portfolio Holdings...
165
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Ba...
47.6%
B...
37.0
Caa...
12.8
Not Rated...
0.5
Short-Term and Other Assets...
2.1
SecurityFootnote Reference(a)	Percent of Net Assets
1261229 BC Ltd., 10.00%, 04/15/32...
2.9%
Quikrete Holdings, Inc., 6.38%, 03/01/32...
2.9
CCO Holdings LLC, 4.50%, 05/01/32...
1.9
Community Health Systems, Inc., 10.88%, 01/15/32...
1.7
TransDigm, Inc., 6.63%, 03/01/32...
1.6
Block, Inc., 6.50%, 05/15/32...
1.5
Venture Global LNG, Inc., 9.88%, 02/01/32...
1.5
HUB International Ltd., 7.38%, 01/31/32...
1.5
Cloud Software Group, Inc., 8.25%, 06/30/32...
1.4
NCL Corp. Ltd., 6.75%, 02/01/32...
1.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000236700
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Corporate ETF
Trading Symbol	IBDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.53%	9.00%	4.77%
Bloomberg U.S. Universal Index...
	2.53	8.14	3.38
Bloomberg December 2032 Maturity Corporate Index...
	2.52	9.03	4.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,043,034,297
Holdings Count | Holding	369
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,043,034,297
Number of Portfolio Holdings...
369
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.8%
Aa...
5.9
A...
34.1
Baa...
53.7
Ba...
2.6
Not Rated...
1.4
Short-Term and Other Assets...
1.5
SecurityFootnote Reference(a)	Percent of Net Assets
Warnermedia Holdings, Inc., 4.28%, 03/15/32...
1.5%
Verizon Communications, Inc., 2.36%, 03/15/32...
1.4
AerCap Ireland Capital DAC, 3.30%, 01/30/32...
1.3
Meta Platforms, Inc., 3.85%, 08/15/32...
1.1
Oracle Corp., 6.25%, 11/09/32...
0.9
Sprint Capital Corp., 8.75%, 03/15/32...
0.9
Amazon.com, Inc., 3.60%, 04/13/32...
0.9
Amazon.com, Inc., 4.70%, 12/01/32...
0.8
AT&T, Inc., 2.25%, 02/01/32...
0.8
Ford Motor Co., 3.25%, 02/12/32...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243159
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Corporate ETF
Trading Symbol	IBDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.45%	8.82%	5.83%
Bloomberg U.S. Universal Index...
	2.53	8.14	4.60
Bloomberg December 2033 Maturity Corporate Index...
	2.48	8.89	5.85

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 721,889,856
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$721,889,856
Number of Portfolio Holdings...
321
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.9%
Aa...
5.5
A...
37.6
Baa...
51.5
Ba...
1.9
Not Rated...
0.8
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33...
1.9%
Amgen, Inc., 5.25%, 03/02/33...
1.6
AT&T, Inc., 2.55%, 12/01/33...
1.2
T-Mobile USA, Inc., 5.05%, 07/15/33...
1.0
Enbridge, Inc., 5.70%, 03/08/33...
0.9
Philip Morris International, Inc., 5.38%, 02/15/33...
0.9
BP Capital Markets America, Inc., 4.81%, 02/13/33...
0.8
Intel Corp., 5.20%, 02/10/33...
0.8
Banco Santander SA, 6.92%, 08/08/33...
0.8
Verizon Communications, Inc., 4.50%, 08/10/33...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257912
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2035 Term Corporate ETF
Trading Symbol	IBCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Corporate ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Corporate ETF	$1Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[10]
Expense Ratio, Percent	0.10%	[11]
AssetsNet	$ 32,718,637
Holdings Count | Holding	261
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$32,718,637
Number of Portfolio Holdings...
261
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
2.4%
Aa...
7.1
A...
35.6
Baa...
50.7
Ba...
1.6
Not Rated...
1.4
Short-Term and Other Assets...
1.2
SecurityFootnote Reference(a)	Percent of Net Assets
Broadcom, Inc., 3.14%, 11/15/35...
1.4%
Synopsys, Inc., 5.15%, 04/01/35...
1.2
AbbVie, Inc., 4.50%, 05/14/35...
1.2
AT&T, Inc., 4.50%, 05/15/35...
1.2
Verizon Communications, Inc., 5.25%, 04/02/35...
1.1
Verizon Communications, Inc., 4.78%, 02/15/35...
1.1
Charter Communications Operating LLC, 6.38%, 10/23/35...
1.0
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35...
1.0
Medtronic, Inc., 4.38%, 03/15/35...
0.9
Rio Tinto Finance USA plc, 5.25%, 03/14/35...
0.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000204675
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Muni Bond ETF
Trading Symbol	IBMN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	1.40%	3.27%	1.22%	2.45%
S&P Municipal Bond Index...
	(0.41)	2.13	1.19	2.10
S&P AMT-Free Municipal Series Dec 2025 Index™...
	1.55	3.58	1.50	2.48

Performance Inception Date	Nov. 13, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 453,042,456
Holdings Count | Holding	1,079
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$453,042,456
Number of Portfolio Holdings...
1,079
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
29.5%
AA+...
23.3
AA...
15.8
AA-...
11.0
A+...
5.3
A...
1.4
A-...
2.5
Not Rated...
9.8
Short-Term and Other Assets...
1.4
StateFootnote Reference(a)	Percent of Net Assets
New York...
14.6%
California...
13.5
Texas...
8.0
Pennsylvania...
4.1
Washington...
4.0
Massachusetts...
3.4
Florida...
3.3
Maryland...
2.5
Virginia...
2.5
Ohio...
2.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000204676
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Muni Bond ETF
Trading Symbol	IBMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	1.25%	3.48%	1.20%	1.66%
S&P Municipal Bond Index...
	(0.41)	2.13	1.19	1.46
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index™...
	1.36	3.81	1.50	1.80

Performance Inception Date	Apr. 02, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 509,012,400
Holdings Count | Holding	1,406
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$509,012,400
Number of Portfolio Holdings...
1,406
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
28.3%
AA+...
18.9
AA...
16.4
AA-...
13.4
A+...
4.7
A...
2.5
A-...
4.1
Not Rated...
10.9
Short-Term and Other Assets...
0.8
StateFootnote Reference(a)	Percent of Net Assets
Texas...
10.7%
California...
10.6
New York...
7.9
Florida...
4.6
Washington...
4.3
Illinois...
3.9
Pennsylvania...
3.8
Virginia...
3.7
Maryland...
3.4
North Carolina...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000210857
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Muni Bond ETF
Trading Symbol	IBMP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	0.87%	3.27%	1.15%	1.67%
S&P Municipal Bond Index...
	(0.41)	2.13	1.19	1.48
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index™...
	0.97	3.55	1.36	1.77

Performance Inception Date	Apr. 09, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 521,914,941
Holdings Count | Holding	1,434
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$521,914,941
Number of Portfolio Holdings...
1,434
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
27.3%
AA+...
20.4
AA...
14.9
AA-...
12.9
A+...
4.6
A...
2.5
A-...
5.1
Not Rated...
11.2
Short-Term and Other Assets...
1.1
StateFootnote Reference(a)	Percent of Net Assets
Texas...
11.6%
California...
11.6
New York...
9.3
Illinois...
4.8
Washington...
4.6
Florida...
4.1
Pennsylvania...
3.5
Maryland...
2.8
Virginia...
2.8
New Jersey...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000210858
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Muni Bond ETF
Trading Symbol	IBMQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	0.58%	2.89%	1.03%	1.67%
S&P Municipal Bond Index...
	(0.41)	2.13	1.19	1.48
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index™...
	0.67	3.15	1.26	1.70

Performance Inception Date	Apr. 16, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 435,891,336
Holdings Count | Holding	1,305
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$435,891,336
Number of Portfolio Holdings...
1,305
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
27.3%
AA+...
17.6
AA...
15.7
AA-...
13.0
A+...
5.5
A...
2.9
A-...
5.4
BBB+...
0.1
BBB...
0.1
Not Rated...
11.0
Short-Term and Other Assets...
1.4
StateFootnote Reference(a)	Percent of Net Assets
Texas...
11.8%
California...
9.9
New York...
9.3
Illinois...
5.0
Washington...
3.8
Florida...
3.5
Pennsylvania...
3.5
Maryland...
3.3
Virginia...
3.2
New Jersey...
3.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000242692
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Muni Bond ETF
Trading Symbol	IBMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	0.43%	2.49%	2.01%
S&P Municipal Bond Index...
	(0.41)	2.13	1.92
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™...
	0.42	2.60	1.32

Performance Inception Date	May 09, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 236,188,967
Holdings Count | Holding	1,038
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$236,188,967
Number of Portfolio Holdings...
1,038
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
26.3%
AA+...
16.3
AA...
18.9
AA-...
13.0
A+...
4.5
A...
3.6
A-...
3.3
BBB+...
0.2
BBB...
0.1
D...
0.1
Not Rated...
12.4
Short-Term and Other Assets...
1.3
StateFootnote Reference(a)	Percent of Net Assets
California...
14.4%
Texas...
12.9
New York...
8.0
Florida...
5.0
Illinois...
4.8
Washington...
4.5
Pennsylvania...
3.6
Maryland...
3.4
Ohio...
2.8
North Carolina...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257913
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Muni Bond ETF
Trading Symbol	IBMT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Muni Bond ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Muni Bond ETF	$2Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 2	[17]
Expense Ratio, Percent	0.18%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 3,739,473
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,739,473
Number of Portfolio Holdings...
149
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
21.6%
AA+...
18.1
AA...
22.1
AA-...
12.0
A+...
5.7
A...
2.9
A-...
3.1
Not Rated...
13.1
Short-Term and Other Assets...
1.4
StateFootnote Reference(a)	Percent of Net Assets
California...
14.6%
Texas...
14.1
New York...
10.1
Illinois...
4.8
Pennsylvania...
4.4
Washington...
3.8
Florida...
3.3
North Carolina...
3.2
Ohio...
3.2
Nevada...
2.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217186
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Treasury ETF
Trading Symbol	IBTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.19%	5.40%	0.28%	1.06%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2025 Maturity US Treasury Index...
	2.18	5.42	0.31	1.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,129,284,991
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,129,284,991
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
96.4%
Short-Term and Other Assets...
3.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
0.25%, 05/31/25...
7.3%
0.38%, 11/30/25...
7.0
2.88%, 06/15/25...
6.9
3.00%, 09/30/25...
6.5
2.75%, 05/15/25...
6.2
0.25%, 08/31/25...
5.9
2.88%, 07/31/25...
4.9
3.00%, 10/31/25...
4.6
2.25%, 11/15/25...
4.6
0.25%, 10/31/25...
4.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217187
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Treasury ETF
Trading Symbol	IBTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.49%	6.35%	(0.25)%	0.65%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2026 Maturity US Treasury Index...
	2.52	6.40	(0.22)	0.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,860,501,248
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,860,501,248
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.7%
Short-Term and Other Assets...
1.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.50%, 08/15/26...
6.7%
0.75%, 05/31/26...
6.2
1.63%, 05/15/26...
5.9
0.75%, 04/30/26...
5.5
1.13%, 10/31/26...
5.2
1.25%, 11/30/26...
4.9
0.50%, 02/28/26...
4.5
0.38%, 01/31/26...
4.5
4.50%, 03/31/26...
4.0
0.75%, 03/31/26...
4.0

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217188
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Treasury ETF
Trading Symbol	IBTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[21]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.14%	7.51%	(0.74)%	0.27%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2027 Maturity US Treasury Index...
	3.16	7.56	(0.69)	0.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,516,031,899
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,516,031,899
Number of Portfolio Holdings...
31
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
97.6%
Short-Term and Other Assets...
2.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.88%, 02/28/27...
5.5%
0.50%, 10/31/27...
5.3
2.25%, 11/15/27...
5.0
1.50%, 01/31/27...
4.7
4.13%, 09/30/27...
4.6
3.25%, 06/30/27...
4.4
2.25%, 02/15/27...
4.2
2.75%, 04/30/27...
4.2
0.50%, 04/30/27...
4.2
4.50%, 04/15/27...
4.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217189
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Treasury ETF
Trading Symbol	IBTI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.71%	8.40%	(1.13)%	(0.02)%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2028 Maturity US Treasury Index...
	3.73	8.47	(1.08)	0.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,003,976,725
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,003,976,725
Number of Portfolio Holdings...
26
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.88%, 05/15/28...
8.7%
2.88%, 08/15/28...
7.2
1.25%, 09/30/28...
6.4
4.25%, 01/15/28...
6.2
1.25%, 06/30/28...
5.4
0.75%, 01/31/28...
5.4
3.13%, 11/15/28...
5.2
1.00%, 07/31/28...
5.0
2.75%, 02/15/28...
5.0
1.50%, 11/30/28...
4.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217190
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Treasury ETF
Trading Symbol	IBTJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Treasury ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.96%	8.84%	(1.54)%	(0.29)%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	(0.32)
ICE 2029 Maturity US Treasury Index...
	3.97	8.86	(1.51)	(0.26)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 656,322,678
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$656,322,678
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.63%, 02/15/29...
7.2%
1.75%, 01/31/29...
6.2
2.88%, 04/30/29...
6.1
4.25%, 02/28/29...
5.8
3.13%, 08/31/29...
5.5
2.75%, 05/31/29...
5.2
2.63%, 07/31/29...
5.1
3.25%, 06/30/29...
5.1
4.13%, 10/31/29...
4.7
4.00%, 07/31/29...
4.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000220170
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Treasury ETF
Trading Symbol	IBTK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.15%	9.43%	(2.47)%
ICE BofA US Broad Market Index...
	2.52	7.99	(1.09)
ICE 2030 Maturity US Treasury Index...
	4.17	9.50	(2.43)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 433,228,358
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$433,228,358
Number of Portfolio Holdings...
19
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.2%
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
0.88%, 11/15/30...
10.0%
0.63%, 08/15/30...
9.6
0.63%, 05/15/30...
9.2
1.50%, 02/15/30...
7.7
4.00%, 03/31/30...
7.4
4.00%, 02/28/30...
7.3
4.25%, 01/31/30...
5.8
3.75%, 05/31/30...
5.7
4.63%, 09/30/30...
5.5
3.88%, 04/30/30...
4.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000228602
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Treasury ETF
Trading Symbol	IBTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.10%	9.48%	(2.17)%
ICE BofA US Broad Market Index...
	2.52	7.99	(1.14)
ICE 2031 Maturity US Treasury Index...
	4.11	9.51	(2.11)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 370,627,430
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$370,627,430
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.0%
Short-Term and Other Assets...
2.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.25%, 08/15/31...
16.0%
1.38%, 11/15/31...
15.8
1.63%, 05/15/31...
14.2
1.13%, 02/15/31...
11.1
4.63%, 04/30/31...
7.8
4.13%, 03/31/31...
7.1
4.25%, 02/28/31...
5.4
4.00%, 01/31/31...
5.3
4.13%, 10/31/31...
2.7
4.13%, 11/30/31...
2.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000236733
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Treasury ETF
Trading Symbol	IBTM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Treasury ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.94%	9.55%	0.75%
ICE BofA US Broad Market Index...
	2.52	7.99	2.31
ICE 2032 Maturity US Treasury Index...
	3.95	9.60	0.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 321,989,162
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$321,989,162
Number of Portfolio Holdings...
9
Portfolio Turnover Rate...
28%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.13%, 11/15/32	20.5%
U.S. Treasury Notes, 2.75%, 08/15/32...
19.3
U.S. Treasury Notes, 2.88%, 05/15/32...
17.6
U.S. Treasury Notes, 1.88%, 02/15/32...
16.3
U.S. Treasury Notes, 4.38%, 01/31/32...
10.1
U.S. Treasury Notes, 4.13%, 02/29/32...
8.8
U.S. Treasury Notes, 4.13%, 03/31/32...
2.9
U.S. Treasury Notes, 4.00%, 04/30/32...
2.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243160
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Treasury ETF
Trading Symbol	IBTO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Treasury ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.66%	9.26%	2.79%
ICE BofA US Broad Market Index...
	2.52	7.99	4.16
ICE 2033 Maturity US Treasury Index...
	3.69	9.33	2.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 336,547,617
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$336,547,617
Number of Portfolio Holdings...
5
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/15/33	28.0%
U.S. Treasury Notes, 3.88%, 08/15/33...
25.3
U.S. Treasury Notes, 3.38%, 05/15/33...
22.6
U.S. Treasury Notes, 3.50%, 02/15/33...
22.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257914
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2035 Term Treasury ETF
Trading Symbol	IBTQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[28]
Expense Ratio, Percent	0.07%	[29]
AssetsNet	$ 3,813,098
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,813,098
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.7%
Short-Term and Other Assets...
1.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.63%, 02/15/35...
98.7%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257915
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2045 Term Treasury ETF
Trading Symbol	IBGB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2045 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2045 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[30]
Expense Ratio, Percent	0.07%	[31]
AssetsNet	$ 3,757,547
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,757,547
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
97.9%
Short-Term and Other Assets...
2.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.75%, 02/15/45...
21.2%
U.S. Treasury Bonds, 3.00%, 11/15/45...
20.2
U.S. Treasury Bonds, 3.00%, 05/15/45...
20.0
U.S. Treasury Bonds, 2.88%, 08/15/45...
19.1
U.S. Treasury Bonds, 2.50%, 02/15/45...
17.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257916
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2055 Term Treasury ETF
Trading Symbol	IBGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2055 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2055 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[32]
Expense Ratio, Percent	0.07%	[33]
AssetsNet	$ 3,747,444
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,747,444
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.6%
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.63%, 02/15/55...
98.6%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243457
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2025 Term TIPS ETF
Trading Symbol	IBIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2025 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2025 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.74%	5.48%	5.58%
ICE BofA US Broad Market Index...
	2.52	7.99	5.76
ICE 2025 Maturity US Inflation-Linked Treasury Index...
	2.67	5.44	5.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 34,360,181
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$34,360,181
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
93.9%
Short-Term and Other Assets...
6.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/25...
47.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/25...
46.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243458
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2026 Term TIPS ETF
Trading Symbol	IBIC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2026 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[35]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.76%	7.37%	6.40%
ICE BofA US Broad Market Index...
	2.52	7.99	5.76
ICE 2026 Maturity US Inflation-Linked Treasury Index...
	3.83	7.47	6.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 47,955,734
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$47,955,734
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.7%
Short-Term and Other Assets...
0.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
25.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
22.8
U.S. Treasury Inflation Linked Notes, 0.63%, 01/15/26...
22.0
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/26...
18.5
U.S. Treasury Inflation Linked Bonds, 2.00%, 01/15/26...
11.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243459
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2027 Term TIPS ETF
Trading Symbol	IBID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2027 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.34%	8.60%	6.86%
ICE BofA US Broad Market Index...
	2.52	7.99	5.76
ICE 2027 Maturity US Inflation-Linked Treasury Index...
	4.40	8.70	6.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 43,276,198
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$43,276,198
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.5%
Short-Term and Other Assets...
0.5
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/27...
25.1%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
24.2
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/27...
21.6
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
18.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
10.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243460
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2028 Term TIPS ETF
Trading Symbol	IBIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2028 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[37]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.53%	9.14%	6.87%
ICE BofA US Broad Market Index...
	2.52	7.99	5.76
ICE 2028 Maturity US Inflation-Linked Treasury Index...
	4.60	9.24	6.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 43,302,269
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$43,302,269
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.4%
Short-Term and Other Assets...
0.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.38%, 10/15/28...
24.6%
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/28...
23.7
U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/28...
19.7
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28...
18.8
U.S. Treasury Inflation Linked Bonds, 1.75%, 01/15/28...
8.6
U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/28...
4.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243461
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2029 Term TIPS ETF
Trading Symbol	IBIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2029 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.57%	9.18%	7.13%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2029 Maturity US Inflation-Linked Treasury Index...
	4.60	9.24	7.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 36,841,809
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$36,841,809
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/29...
24.6%
U.S. Treasury Inflation Linked Notes, 2.13%, 04/15/29...
24.2
U.S. Treasury Inflation Linked Notes, 0.25%, 07/15/29...
17.2
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29...
14.9
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29...
10.8
U.S. Treasury Inflation Linked Bonds, 2.50%, 01/15/29...
8.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243462
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2030 Term TIPS ETF
Trading Symbol	IBIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2030 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[39]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.43%	9.55%	7.03%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2030 Maturity US Inflation-Linked Treasury Index...
	4.49	9.64	7.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 65,750,256
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$65,750,256
Number of Portfolio Holdings...
4
Portfolio Turnover Rate...
46%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.9%
Short-Term and Other Assets...
0.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30...
41.0%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/30...
39.5
U.S. Treasury Inflation Linked Notes, 1.63%, 04/15/30...
19.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243463
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2031 Term TIPS ETF
Trading Symbol	IBIH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2031 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.13%	9.44%	6.73%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2031 Maturity US Inflation-Linked Treasury Index...
	4.19	9.52	6.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 26,153,071
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$26,153,071
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.9%
Short-Term and Other Assets...
0.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/31...
50.3%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/31...
49.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243464
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2032 Term TIPS ETF
Trading Symbol	IBII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2032 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[41]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.73%	9.20%	6.42%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2032 Maturity US Inflation-Linked Treasury Index...
	3.79	9.27	6.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 20,668,841
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,668,841
Number of Portfolio Holdings...
4
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/32...
47.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/32...
44.5
U.S. Treasury Inflation Linked Bonds, 3.38%, 04/15/32...
7.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243456
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2033 Term TIPS ETF
Trading Symbol	IBIJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2033 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[42]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.39%	8.85%	5.94%
ICE BofA US Broad Market Index...
	2.52	7.99	6.18
ICE 2033 Maturity US Inflation-Linked Treasury Index...
	3.44	8.93	5.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 25,860,473
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,860,473
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.6%
Short-Term and Other Assets...
0.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/33...
49.8%
U.S. Treasury Inflation Linked Notes, 1.13%, 01/15/33...
49.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257917
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2035 Term TIPS ETF
Trading Symbol	IBIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2035 Term TIPS ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2035 Term TIPS ETF	$1Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[43]
Expense Ratio, Percent	0.10%	[44]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 5,053,925
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,053,925
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.4%
Short-Term and Other Assets...
0.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.13%, 01/15/35...
99.4%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000012093
Shareholder Report [Line Items]
Fund Name	iShares TIPS Bond ETF
Trading Symbol	TIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares TIPS Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares TIPS Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[45]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.03%	7.90%	1.60%	2.28%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	1.56
ICE U.S. Treasury Inflation Linked Bond Index...
	3.13	8.07	1.81	2.45

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 14,053,499,997
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$14,053,499,997
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.1%
1-5 Years...
51.7
5-10 Years...
33.9
10-15 Years...
0.7
15-20 Years...
5.8
20-25 Years...
3.4
25-30 Years...
4.4
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.88%, 07/15/34...
4.0%
1.75%, 01/15/34...
3.9
1.13%, 01/15/33...
3.6
1.38%, 07/15/33...
3.6
0.63%, 07/15/32...
3.5
1.63%, 10/15/29...
3.4
2.38%, 10/15/28...
3.4
2.13%, 04/15/29...
3.4
0.13%, 01/15/32...
3.2
0.13%, 10/15/26...
3.2

Footnote	Description
Footnote(a)	Excludes money market funds.

C000110086
Shareholder Report [Line Items]
Fund Name	iShares U.S. Treasury Bond ETF
Trading Symbol	GOVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Treasury Bond ETF	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[46]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.73%	7.60%	(1.73)%	0.99%
ICE BofA US Broad Market Index...
	2.52	7.99	(0.68)	1.56
ICE® U.S. Treasury Core Bond Index...
	2.76	7.66	(1.68)	1.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 27,605,309,938
Holdings Count | Holding	205
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$27,605,309,938
Number of Portfolio Holdings...
205
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
0.1%
1-5 Years...
58.7
5-10 Years...
20.7
10-15 Years...
2.2
15-20 Years...
6.3
More than 20 Years...
12.0
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes
1.38%, 11/15/31...
5.2%
3.13%, 11/15/28...
3.3
2.63%, 02/15/29...
2.9
2.75%, 02/15/28...
2.6
2.25%, 02/15/27...
2.3
1.88%, 02/15/51...
2.3
0.75%, 08/31/26...
1.9
1.50%, 11/30/28...
1.7
2.50%, 05/15/46...
1.6
2.88%, 05/15/28...
1.6

Footnote	Description
Footnote(a)	Excludes money market funds.

C000138243
Shareholder Report [Line Items]
Fund Name	iShares Yield Optimized Bond ETF
Trading Symbol	BYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Yield Optimized Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Yield Optimized Bond ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)Footnote Reference(d)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Annualized.
Footnote(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[47],[48]
Expense Ratio, Percent	0.00%	[47],[49],[50]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.15%	7.75%	1.39%	2.46%
Bloomberg U.S. Universal Index...
	2.53	8.14	(0.00)	1.87
Morningstar® U.S. Bond Market Yield-Optimized Index℠...
	2.09	7.69	1.22	2.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 236,589,725
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$236,589,725
Number of Portfolio Holdings...
13
Portfolio Turnover Rate...
67%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
10.6%
iShares Investment Grade Systematic Bond ETF...
10.6
iShares MBS ETF...
10.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
10.1
iShares Floating Rate Bond ETF...
10.0
iShares J.P. Morgan Emerging Markets High Yield Bond ETF...
9.9
iShares 1-5 Year Investment Grade Corporate Bond ETF...
9.7
iShares 5-10 Year Investment Grade Corporate Bond ETF...
9.6
iShares 0-5 Year High Yield Corporate Bond ETF...
9.1
iShares Core Total USD Bond Market ETF...
5.1

Footnote	Description
Footnote(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[29]	Annualized.
[30]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[31]	Annualized.
[32]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.
[43]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[48]	Rounds to less than $1.
[49]	Annualized.
[50]	Rounds to less than 0.01%.